Inventories - Additional Information (Details) € in Thousands	Dec. 31, 2025 EUR (€) vessel	Dec. 31, 2024 EUR (€) vessel	Dec. 31, 2023 EUR (€) vessel	Dec. 31, 2022 vessel
Inventories [Abstract]
Fuel and oil | €	€ 3,540	€ 1,039	€ 1,836
Number of operating vessels | vessel	9	5	4	3